PLANT AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT

	Plant and machineries	Motor vehicles	Office equipment	Work-in- progress	Total
	USD’000	USD’000	USD’000	USD’000	USD’000
Cost
At January 1, 2024	-	224	36	-	260
Additions	3,223	45	269	666	4,203
Disposals	-	(63)	-	-	(63)
At December 31, 2024	3,223	206	305	666	4,400
Additions	33	-	-	348	381
Disposals	(1,088)	-	-	-	(1,088)
At September 30, 2025	2,168	206	305	1,014	3,693

Accumulated depreciation
At January 1, 2024	-	82	17	-	99
Depreciation charge	119	4	52	-	175
Disposals	-	(12)	-	-	(12)
At December 31, 2024	119	74	69	-	262
Depreciation charge	166	29	36	-	231
Disposals	(95)	-	-	-	(95)
At September 30, 2025	190	103	105	-	398

Carrying amount, net
At December 31, 2024	3,104	132	236	666	4,138
At September 30, 2025	1,978	103	200	1,014	3,295